Remuneration of Auditors (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Services from Auditors and its Associates

During the year the Group (including its subsidiaries) obtained the following services from the Group auditors and its associates:

	€ million 2017		€ million 2016		€ million 2015
Fees payable to the Group’s auditors for the audit of the consolidated and parent company accounts of Unilever N.V. and Unilever PLC(a)	4		4		5

Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of Unilever N.V. and Unilever PLC pursuant to legislation(b)	10		10		9

Total statutory audit fees(c)	14		14		14

Audit-related assurance services	–	(d)	–	(d)	–	(d)
Other taxation advisory services	–	(d)	–	(d)	–	(d)
Services relating to corporate finance transactions	–		–		–
Other assurance services	5	(e)	–	(d)	–	(d)
All other non-audit services	–	(d)	–	(d)	–	(d)

(a)	Of which €1 million was payable to KPMG Accountants N.V. (2016: €1 million; 2015: €1 million) and €4 million was payable to KPMG LLP (2016: €3 million; 2015: €4 million).
(b)	Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.
(c)	Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2016: less than €1 million individually and in aggregate; 2015: less than €1 million individually and in aggregate).
(d)	Amounts paid in relation to each type of service are individually less than €1 million. In aggregate the fees paid were €1 million (2016: €1 million; 2015: €1 million).
(e)	Includes €5 million for audits and reviews of carve-out financial statements of the Spreads business.